Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities, results of operations, and changes in cash and cash equivalents of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Assets
Current
Cash and cash equivalents	2,250,298	4,723,964	729,254
Accounts receivable, net	2,744,793	2,881,902	444,889
Others	3,665,314	6,075,006	937,819

	8,660,405	13,680,872	2,111,962
Non-current
Fixed assets, net	1,796,162	1,829,170	282,375
Others	2,157,922	4,641,014	716,449

	3,954,084	6,470,184	998,824

Total	12,614,489	20,151,056	3,110,786

Third-party liabilities
Current
Accounts payable and accrued liabilities	6,073,083	10,680,518	1,648,788
Customer advances and deposits	802,362	1,367,536	211,111
Others	2,937,921	2,691,474	415,492

	9,813,366	14,739,528	2,275,391
Non-current	781,835	2,718,124	419,606

Total	10,595,201	17,457,652	2,694,997

Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees	1,479,423	2,702,300	417,163
Others	889,530	1,131,024	174,600

Total	2,368,953	3,833,324	591,763

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	9,040,058	13,166,712	20,668,198	3,190,620
Net loss	(248,664)	(352,125)	(4,398,409)	(678,997)
Net cash provided by operating activities	1,354,802	1,392,039	3,563,049	550,040
Net cash used in investing activities	(1,303,612)	(2,430,505)	(7,024,700)	(1,084,427)
Net cash provided by financing activities	595,132	1,778,444	5,935,317	916,255